Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair value measurements (Tables) [Abstract]
Carrying values and the fair values of Senior Notes

	December 31, 2010		December 31, 2009
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
5.25% senior notes due 2012, net of unamortized discount	$999.6	$1,056.0	$999.4	$1,068.6
6.25% senior notes due 2014, net of unamortized discount	996.9	1,116.0	996.1	1,095.7
7.25% senior notes due 2019, net of unamortized discount	497.1	586.3	496.8	591.6

Total	$2,493.6	$2,758.3	$2,492.3	$2,755.9